Deposits - Scheduled Maturities of Time Deposits (Detail)	Dec. 31, 2015 USD ($)
Banking and Thrift [Abstract]
2015	$ 163,727,234
2016	44,348,971
2017	2,459,254
2018	194,387
2019	34,629
Total Time deposit	$ 210,764,475